Personnel expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Personnel expenses
Salaries and wages	€ 6,191	€ 6,055	€ 6,094
Share-based payment expense	118	76	77
Pension and other post-employment benefit expense, net	406	362	242
Social security costs	826	817	947
Total personnel expenses	7,541	7,310	7,360
Net gain on pension plan amendments, curtailments and settlements	€ 13	€ 58	€ (131)
Average number of employees | employee	87,927	92,039	98,322